Earnings per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			2 Months Ended	12 Months Ended
	Nov. 09, 2020 shares	Oct. 02, 2020 shares	Mar. 31, 2022 MXN ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares	Jun. 21, 2021 shares	Jan. 03, 2021 shares
Disclosure Of Earnings Per Share Text Block Abstract
Repurchased shares			72,626
Per share (in Dollars per share) | (per share)							$ 10	$ 17.03
Equivalent total (in Pesos) | $			$ 25,321
Repurchase amount (in Pesos)			$ 50,000	$ 50,000
Potentially dilutive shares					20,680
Treasury shares issued under stock based incentive plan					731,669
Conversion of warrants to purchase						5,804,125
Issuance of shares						462,130
Cashless exercises of issuance shares	3,520,489	352,256		214,020		1,457,798
Issuance of warrants						250,000
Additional shares purchased						250,000
Outstanding shares					37,316,546		37,316,546		731,669	36,584,968